Risk management - Schedule of on-balance-sheet encumbered assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	€ 1,797,062	€ 1,734,659	€ 1,595,835
Encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	306,300
Encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	186,400
Encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	9,400
Fair value of assets	9,400
Encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	86,800
Fair value of assets	87,600
Encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	23,700
Non-encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of assets	1,490,700
Non-encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of assets	1,172,200
Non-encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	11,500
Fair value of assets	11,500
Non-encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total assets	156,100
Fair value of assets	156,400
Non-encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of assets	€ 150,600